Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II

200 West Street

New York, NY 10282

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by GS Mortgage Securities Corporation II (the “Company,” as the engaging party) and Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, Morgan Stanley & Co. LLC, Morgan Stanley Bank, N.A. and Morgan Stanley Mortgage Capital Holdings LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the MIRA Trust 2023-MILE, Commercial Mortgage Pass-Through Certificates, Series 2023-MILE securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of June 6, 2023.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on May 24, 2023 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2023-MILE Accounting Tape Final.xlsx (provided on May 24, 2023).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

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•	The phrase “Appraisal Report” refers to a draft or signed appraisal document or exhibit.
•	The phrase “Engineering Report” refers to a draft or final property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a draft or final phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.
•	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.
•	The phrase “Insurance Summary” refers to a draft or final certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement or any amendments thereof.
•	The phrase “Management Agreement” refers to a signed or draft management agreement.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From May 15, 2023 through May 24, 2023, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

May 24, 2023

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

MIRA Trust 2023-MILE	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Control Number	None - Company Provided	None
2	Loan Number	None - Company Provided	None
3	Loan / Property Flag	None - Company Provided	None
4	Number of Properties	Appraisal Report	None
5	Originator	Loan Agreement	None
6	Originator Entity Type	Loan Agreement	None
7	Mortgage Loan Seller	None - Company Provided	None
8	Property Name	None - Company Provided	None
9	Address	Appraisal Report	None
10	City	Appraisal Report	None
11	State	Appraisal Report	None
12	County	Appraisal Report	None
13	Zip Code	Appraisal Report	None
14	General Property Type	Appraisal Report	None
15	Detailed Property Type	Appraisal Report	None
16	Year Built	Appraisal Report	None
17	Year Renovated	Appraisal Report	None
18	Units, Pads, Rooms, Sq Ft	Underwriting File	None
19	Unit Description	Underwriting File	None
20	Loan Per Unit ($)	Recalculation	None
21	Original Balance ($)	None - Company Provided	None
22	Cut-off Date Balance ($)	Recalculation	None
23	Allocated Cut-off Date Loan Amount ($)	Recalculation	None
24	% of Loan Balance	Recalculation	None
25	Pari Passu Split (Y/N)	None - Company Provided	None
26	Pari Passu Controlling Piece in Trust?	None - Company Provided	None
27	Trust Pari Passu Cut-off Date Balance ($)	Recalculation	None
28	Pari Passu Companion Loan Original Balance (Non-trust)	Recalculation	None
29	Pari Passu Companion Loan Cut-off Date Balance (Non-trust)	Recalculation	None
30	Pari Passu Companion Loan Balloon Balance (Non-trust)	Recalculation	None
31	Pari Passu Companion Loan Monthly Debt Service (Non-trust)	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

MIRA Trust 2023-MILE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
32	Pari Passu Companion Loan Annual Debt Service (Non-trust)	Recalculation	None
33	Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)	Recalculation	None
34	Mortgage Loan Rate (%)	None - Company Provided	None
35	Administrative Cost Rate (%)	Fee Schedule	None
36	Net Mortgage Rate (%)	Recalculation	None
37	Monthly Payment (P&I)	Not Applicable*	None
38	Monthly Payment (IO)	Recalculation	None
39	Annual Debt Service (P&I)	Not Applicable*	None
40	Annual Debt Service (IO)	Recalculation	None
41	Interest Accrual Method	Loan Agreement	None
42	Origination Date	None - Company Provided	None
43	First Due Date	Loan Agreement	None
44	Last IO Due Date	Loan Agreement	None
45	First P&I Due Date	Not Applicable*	None
46	Due Date	Loan Agreement	None
47	Grace Period- Late Fee	Loan Agreement	None
48	Grace Period- Default	Loan Agreement	None
49	Amortization Type	Loan Agreement	None
50	Original Interest-Only Period (Mos.)	Recalculation	None
51	Remaining Interest-Only Period (Mos.)	Recalculation	None
52	Original Term To Maturity (Mos.)	Recalculation	None
53	Remaining Term To Maturity (Mos.)	Recalculation	None
54	Original Amortization Term (Mos.)	Not Applicable*	None
55	Remaining Amortization Term (Mos.)	Not Applicable*	None
56	Seasoning	Recalculation	None
57	Maturity Date	Loan Agreement	None
58	Hyper Amortizing Loan	Loan Agreement	None
59	Hyper Am Loan Maturity Date	Not Applicable*	None
60	Balloon Balance ($)	Recalculation	None
61	Lockbox	Loan Agreement	None
62	Cash Management	Loan Agreement	None
63	Cash Management Triggers	Loan Agreement	None
64	Performance Test Trigger Level	Loan Agreement	None
65	Excess Cash Trap Triggered by DSCR and/or Debt Yield Test (Y/N)	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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MIRA Trust 2023-MILE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
66	Tenant Specific Excess Cash Trap Trigger (Y/N)	Loan Agreement	None
67	Cross-Collateralized (Y/N)	Not Applicable*	None
68	Crossed Group	Not Applicable*	None
69	Lockout Period	Recalculation	None
70	Lockout Expiration Date	Loan Agreement	None
71	Prepayment / Defeasance Begin Date	Loan Agreement	None
72	Prepayment / Defeasance End Date	Loan Agreement	None
73	Open Period Begin Date	Loan Agreement	None
74	Open Period (Payments)	Recalculation	None
75	Prepayment Type	Loan Agreement	None
76	Prepayment Provision	Loan Agreement	None
77	Yield Maintenance Index	Loan Agreement	None
78	Yield Maintenance Discount	Loan Agreement	None
79	Yield Maintenance Margin	Loan Agreement	None
80	Yield Maintenance Calculation Method	Loan Agreement	None
81	Day of Month Prepayment Permitted	Loan Agreement	None
82	Due on Sale	Loan Agreement	None
83	Due on Encumbrance	Loan Agreement	None
84	Subordinate Debt Original Balance	Not Applicable*	None
85	Subordinate Debt Cut-Off Date Balance	Not Applicable*	None
86	Subordinate Debt Balloon Balance	Not Applicable*	None
87	Subordinate Debt Interest Rate	Not Applicable*	None
88	Subordinate Debt Annual Payment	Not Applicable*	None
89	Subordinate Debt Maturity Date	Not Applicable*	None
90	Whole Loan Original Balance	Loan Agreement	None
91	Whole Loan Cut-Off Date Balance	Recalculation	None
92	Whole Loan Balloon Balance	Recalculation	None
93	Whole Loan Interest Rate	None - Company Provided	None
94	Whole Loan Monthly Payment	Recalculation	None
95	Whole Loan Annual Payment	Recalculation	None
96	Whole Loan LTV	Recalculation	None
97	Whole Loan DSCR	Recalculation	None
98	Whole Loan Debt Yield	Recalculation	None
99	Other Subordinate Debt / Preferred Equity Balance	Not Applicable*	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

MIRA Trust 2023-MILE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
100	Other Subordinate Debt / Preferred Equity Type	Not Applicable*	None
101	Future Debt Allowed?	Loan Agreement	None
102	Description of Future Debt	Loan Agreement	None
103	Mortgage Assumable?	Loan Agreement	None
104	Assumption Fee	Loan Agreement	None
105	Appraiser Designation	Appraisal Report	None
106	Appraisal FIRREA (Y/N)	Appraisal Report	None
107	Appraisal Date	Appraisal Report	None
108	Appraised Value ($)	Appraisal Report	None
109	Appraised Value Type	Appraisal Report	None
110	Cut-off Date LTV Ratio (%)	Recalculation	None
111	LTV Ratio at Maturity (%)	Recalculation	None
112	Occupancy (%)	Underwriting File	None
113	Occupancy Date	Underwriting File	None
114	Rent Steps Date	Underwriting File	None
115	Largest Tenant	Underwriting File	None
116	Largest Tenant Sq Ft	Underwriting File	None
117	Largest Tenant Lease Expiration	Underwriting File	None
118	Largest Tenant % of NRA	Underwriting File	None
119	Second Largest Tenant	Underwriting File	None
120	Second Largest Tenant Sq Ft	Underwriting File	None
121	Second Largest Tenant Lease Expiration	Underwriting File	None
122	Second Largest Tenant % of NRA	Underwriting File	None
123	Third Largest Tenant	Underwriting File	None
124	Third Largest Tenant Sq Ft	Underwriting File	None
125	Third Largest Tenant Lease Expiration	Underwriting File	None
126	Third Largest Tenant % of NRA	Underwriting File	None
127	Fourth Largest Tenant	Underwriting File	None
128	Fourth Largest Tenant Sq Ft	Underwriting File	None
129	Fourth Largest Tenant Lease Expiration	Underwriting File	None
130	Fourth Largest Tenant % of NRA	Underwriting File	None
131	Fifth Largest Tenant	Underwriting File	None
132	Fifth Largest Tenant Sq Ft	Underwriting File	None
133	Fifth Largest Tenant Lease Expiration	Underwriting File	None
134	Fifth Largest Tenant % of NRA	Underwriting File	None
135	Single Tenant (Y/N)	Underwriting File	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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MIRA Trust 2023-MILE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
136	Engineering Report Date	Engineering Report	None
137	Environmental Phase I Report Date	Environmental Report	None
138	Environmental Phase II	Environmental Report	None
139	Environmental Phase II Report Date	Environmental Report	None
140	PML or SEL (%)	Not Applicable*	None
141	Seismic Report Date	Not Applicable*	None
142	Earthquake Insurance Required	Loan Agreement	None
143	Terrorism Insurance Required	Loan Agreement	None
144	Environmental Insurance Required (Y/N)	Loan Agreement	None
145	Blanket Insurance Policy (Yes/No)	Insurance Summary	None
146	Flood Zone	Engineering Report	None
147	Lien Position	None - Company Provided	None
148	Ownership Interest	None - Company Provided	None
149	Overlapping Fee Interest?	None - Company Provided	None
150	Condominium Present?	Loan Agreement	None
151	Fourth Most Recent NOI Date	Underwriting File	None
152	Fourth Most Recent Description	Underwriting File	None
153	Fourth Most Recent EGI	Underwriting File	$1.00
154	Fourth Most Recent Expenses	Underwriting File	$1.00
155	Fourth Most Recent NOI	Underwriting File	$1.00
156	Fourth Most Recent NCF	Underwriting File	$1.00
157	Fourth Most Recent NCF DSCR	Recalculation	None
158	Third Most Recent NOI Date	Underwriting File	None
159	Third Most Recent Description	Underwriting File	None
160	Third Most Recent EGI	Underwriting File	$1.00
161	Third Most Recent Expenses	Underwriting File	$1.00
162	Third Most Recent NOI	Underwriting File	$1.00
163	Third Most Recent NCF	Underwriting File	$1.00
164	Third Most Recent NCF DSCR	Recalculation	None
165	Second Most Recent NOI Date	Underwriting File	None
166	Second Most Recent Description	Underwriting File	None
167	Second Most Recent EGI	Underwriting File	$1.00
168	Second Most Recent Expenses	Underwriting File	$1.00
169	Second Most Recent NOI	Underwriting File	$1.00
170	Second Most Recent NCF	Underwriting File	$1.00
171	Second Most Recent NCF DSCR	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

MIRA Trust 2023-MILE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
172	Most Recent Date	Underwriting File	None
173	Most Recent # of months	Underwriting File	None
174	Most Recent Description	Underwriting File	None
175	Most Recent EGI ($)	Underwriting File	$1.00
176	Most Recent Expenses ($)	Underwriting File	$1.00
177	Most Recent NOI ($)	Underwriting File	$1.00
178	Most Recent NCF ($)	Underwriting File	$1.00
179	Most Recent NCF DSCR	Recalculation	None
180	Underwritten Economic Occupancy (%)	Underwriting File	None
181	Underwritten EGI ($)	Underwriting File	$1.00
182	Underwritten Expenses ($)	Underwriting File	$1.00
183	Underwritten Net Operating Income ($)	Underwriting File	$1.00
184	Underwritten NOI DSCR (x)	Recalculation	None
185	Debt Yield on Underwritten Net Operating Income (%)	Recalculation	None
186	Underwritten Replacement / FF&E Reserve ($)	Underwriting File	$1.00
187	Underwritten TI / LC ($)	Underwriting File	$1.00
188	Underwritten Other Reserve	Underwriting File	$1.00
189	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
190	Underwritten NCF DSCR (x)	Recalculation	None
191	Debt Yield on Underwritten Net Cash Flow (%)	Recalculation	None
192	Upfront RE Tax Reserve ($)	None - Company Provided	None
193	Ongoing RE Tax Reserve ($)	Loan Agreement	None
194	Upfront Insurance Reserve ($)	None - Company Provided	None
195	Ongoing Insurance Reserve ($)	Loan Agreement	None
196	Upfront Replacement Reserve ($)	None - Company Provided	None
197	Ongoing Replacement Reserve ($)	Loan Agreement	None
198	Replacement Reserve Caps ($)	None - Company Provided	None
199	Upfront TI/LC Reserve ($)	None - Company Provided	None
200	Ongoing TI/LC Reserve ($)	Loan Agreement	None
201	TI/LC Caps ($)	None - Company Provided	None
202	Upfront Debt Service Reserve ($)	None - Company Provided	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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MIRA Trust 2023-MILE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
203	Ongoing Debt Service Reserve ($)	Loan Agreement	None
204	Debt Service Reserve Cap ($)	Loan Agreement	None
205	Upfront Deferred Maintenance Reserve ($)	None - Company Provided	None
206	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement	None
207	Upfront Environmental Reserve ($)	None - Company Provided	None
208	Ongoing Environmental Reserve ($)	Loan Agreement	None
209	Upfront Other Reserve ($)	None - Company Provided	None
210	Ongoing Other Reserve ($)	Loan Agreement	None
211	Other Reserve Description	None - Company Provided	None
212	Other Reserve Cap ($)	Loan Agreement	None
213	Holdback / Earnout Amount ($)	Loan Agreement	None
214	Holdback / Earnout Description	Loan Agreement	None
215	Letter of Credit?	Loan Agreement	None
216	Letter of Credit Balance	Loan Agreement	None
217	Letter of Credit Description	Loan Agreement	None
218	Release Provisions (Y/N)	Loan Agreement	None
219	Loan Purpose	None - Company Provided	None
220	Borrower Name	Loan Agreement	None
221	Tenant In Common (Yes/No)?	Loan Agreement	None
222	Delaware Statutory Trust (Yes/No)?	Loan Agreement	None
223	Sponsor	Guaranty Agreement	None
224	Carve-out Guarantor	Guaranty Agreement	None
225	Recourse	Guaranty Agreement	None
226	Related Group	Not Applicable*	None
227	Single Purpose Borrower (Y/N)	Loan Agreement	None
228	Property Manager	Management Agreement	None

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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MIRA Trust 2023-MILE	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
20	Loan Per Unit ($)	Quotient of (i) Whole Loan Cut-Off Date Balance and (ii) Units, Pads, Rooms, Sq Ft.
22	Cut-off Date Balance ($)	Set equal to Original Balance ($).
23	Allocated Cut-off Date Loan Amount ($)	Set equal to Cut-off Date Balance ($).
24	% of Loan Balance	Quotient of (i) Cut-off Date Balance ($) and (ii) Original Balance ($).
27	Trust Pari Passu Cut-off Date Balance ($)	Set equal to Cut-off Date Balance ($).
28	Pari Passu Companion Loan Original Balance (Non-trust)	Difference between (i) Whole Loan Original Balance and (ii) Original Balance ($).
29	Pari Passu Companion Loan Cut-off Date Balance (Non-trust)	Difference between (i) Whole Loan Cut-Off Date Balance and (ii) Cut-off Date Balance ($).
30	Pari Passu Companion Loan Balloon Balance (Non-trust)	Difference between (i) Whole Loan Balloon Balance and (ii) Balloon Balance ($).
31	Pari Passu Companion Loan Monthly Debt Service (Non-trust)	Difference between (i) Whole Loan Monthly Payment and (ii) Monthly Payment (IO).
32	Pari Passu Companion Loan Annual Debt Service (Non-trust)	Difference between (i) Whole Loan Annual Payment and (ii) Annual Debt Service (IO).
33	Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)	Set equal to Whole Loan Monthly Payment.
36	Net Mortgage Rate (%)	Difference between (i) Mortgage Loan Rate (%) and (ii) Administrative Cost Rate (%).
38	Monthly Payment (IO)	Quotient of (i) product of (a) Trust Pari Passu Cut-off Date Balance ($) and (b) Mortgage Loan Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12.
40	Annual Debt Service (IO)	Product of (i) Monthly Payment (IO) and (ii) 12.
50	Original Interest-Only Period (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Last IO Due Date.
51	Remaining Interest-Only Period (Mos.)	Difference between (i) Original Interest-Only Period (Mos.) and (ii) Seasoning.
52	Original Term To Maturity (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Maturity Date.
53	Remaining Term To Maturity (Mos.)	Difference between (i) Original Term to Maturity (Mos.) and (ii) Seasoning.

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MIRA Trust 2023-MILE	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
56	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Cut-off Date.
60	Balloon Balance ($)	Set equal to Original Balance ($).
69	Lockout Period	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Lockout Expiration Date.
74	Open Period (Payments)	Count of the number of monthly payment dates, from and inclusive of (i) Open Period Begin Date, to and including (ii) Maturity Date.
91	Whole Loan Cut-Off Date Balance	Set equal to Whole Loan Original Balance.
92	Whole Loan Balloon Balance	Set equal to Whole Loan Original Balance.
94	Whole Loan Monthly Payment	Quotient of (i) product of (a) Whole Loan Cut-Off Date Balance and (b) Whole Loan Interest Rate and (c) the Interest Accrual Method (365/360) and (ii) 12.
95	Whole Loan Annual Payment	Product of (i) Whole Loan Monthly Payment and (ii) 12.
96	Whole Loan LTV	Quotient of (i) Whole Loan Cut-Off Date Balance and (ii) Appraised Value ($).
97	Whole Loan DSCR	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Whole Loan Annual Payment.
98	Whole Loan Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Whole Loan Cut-Off Date Balance.
110	Cut-off Date LTV Ratio (%)	Quotient of (i) Whole Loan Cut-Off Date Balance and (ii) Appraised Value ($).
111	LTV Ratio at Maturity (%)	Quotient of (i) Whole Loan Balloon Balance and (ii) Appraised Value ($).
157	Fourth Most Recent NCF DSCR	Quotient of (i) Fourth Most Recent NCF and (ii) Whole Loan Annual Payment.
164	Third Most Recent NCF DSCR	Quotient of (i) Third Most Recent NCF and (ii) Whole Loan Annual Payment.
171	Second Most Recent NCF DSCR	Quotient of (i) Second Most Recent NCF and (ii) Whole Loan Annual Payment.
179	Most Recent NCF DSCR	Quotient of (i) Most Recent NCF and (ii) Whole Loan Annual Payment.
184	Underwritten NOI DSCR (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Whole Loan Annual Payment.
185	Debt Yield on Underwritten Net Operating Income (%)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Whole Loan Cut-Off Date Balance.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

MIRA Trust 2023-MILE	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
190	Underwritten NCF DSCR (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Whole Loan Annual Payment.
191	Debt Yield on Underwritten Net Cash Flow (%)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Whole Loan Cut-Off Date Balance.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15